UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                    DATE OF FISCAL YEAR END: NOVEMBER 30,2006

                    DATE OF REPORTING PERIOD: AUGUST 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           AUGUST 31, 2006
----------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


                                                                                NUMBER OF        MARKET
                                                                                  SHARES         VALUE
                                                                               -----------    ------------

COMMON STOCK--74.8%
BANKS--13.9%
AmSouth Bancorporation........................................................      46,760    $  1,339,674
Bank of America Corporation...................................................     262,000      13,485,140
National City Corporation.....................................................     100,000       3,458,000
New York Community Bancorp, Inc...............................................     119,000       1,952,790
Old National Bancorp, Inc.....................................................      50,000         935,500
                                                                                              ------------
                                                                                                21,171,104
                                                                                              ------------
BASIC INDUSTRY--1.6%
Alcoa, Inc....................................................................      25,000         714,750
Packaging Corporation of America..............................................      20,000         462,800
Weyerhaeuser Company..........................................................      20,000       1,240,000
                                                                                              ------------
                                                                                                 2,417,550
                                                                                              ------------
CONSUMER CYCLICAL--3.5%
Coinmach Corporation- IDS.....................................................     204,850       3,533,663
Coinmach Corporation, Class A.................................................     175,850       1,740,915
                                                                                              ------------
                                                                                                 5,274,578
                                                                                              ------------
CONSUMER STAPLES--12.9%
Altria Group, Inc.............................................................     132,950      11,105,313
B&G Foods, Inc................................................................      41,000         702,330
Loews Corporation - Carolina Group............................................      60,000       3,435,600
Reddy Ice Holdings, Inc.......................................................     100,000       2,372,000
Regal Entertainment Group, Class A............................................     100,000       1,973,000
                                                                                              ------------
                                                                                                19,588,243
                                                                                              ------------
ENERGY--5.8%
Calumet Specialty Products Partners LP(c).....................................       5,000         161,100
Chevron Corporation...........................................................      30,000       1,932,000
Enterprise Products Partners LP(c)............................................      50,000       1,338,500
Halliburton Company...........................................................      20,000         652,400
Linn Energy LLC(c)............................................................       7,000         163,100
Marathon Oil Corporation......................................................      20,000       1,670,000
Precision Drilling............................................................      30,000       1,099,800
Sunoco Logistics Partners LP(c)...............................................      40,000       1,796,000
                                                                                              ------------
                                                                                                 8,812,900
                                                                                              ------------
FINANCIAL--12.5%
AllianceBernstein Holding LP(c)...............................................      80,000       5,336,000
American Capital Strategies Limited...........................................     100,000       3,873,000
Apollo Investment Corporation.................................................      49,800         994,506
Chubb Corporation.............................................................       7,002         351,221
Goldman Sachs Group, Inc......................................................      20,000       2,973,000
Hartford Financial Services Group, Inc........................................      39,200       3,365,712
People's Choice Europe Limited+...............................................      34,000         102,000
Washington Mutual, Inc........................................................      50,000       2,094,500
                                                                                              ------------
                                                                                                19,089,939
                                                                                              ------------
HEALTHCARE--0.4%
Bristol-Myers Squibb Company..................................................      25,000         543,750
                                                                                              ------------
REAL ESTATE INVESTMENT TRUST--9.9%
CapitalSource, Inc............................................................     100,000       2,430,000
Deerfield Triarc Capital Corporation..........................................      50,000         663,000



                                                     1
                                                   -----
                                                 CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           AUGUST 31, 2006
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SCHEDULE OF INVESTMENTS (Unaudited)


                                                                                NUMBER OF
                                                                                 SHARES/
                                                                                PRINCIPAL        MARKET
                                                                                  AMOUNT         VALUE
                                                                               -----------    ------------

COMMON STOCK (CONTINUED)
REAL ESTATE INVESTMENT TRUST (CONTINUED)
HomeBanc Corporation..........................................................     300,000    $  2,010,000
iStar Financial, Inc..........................................................      50,000       2,096,000
Longview Fibre Company........................................................     126,014       2,626,132
LTC Properties, Inc...........................................................      50,000       1,191,000
Mack-Cali Realty Corporation..................................................          82           4,358
New Century Financial Corporation.............................................      35,000       1,354,850
Reckson Associates Realty Corporation.........................................      63,000       2,695,770
                                                                                              ------------
                                                                                                15,071,110
                                                                                              ------------
TECHNOLOGY--1.0%
Technology Investment Capital Corporation.....................................     100,595       1,504,901
                                                                                              ------------
TELECOMMUNICATIONS--7.1%
Alaska Communications Systems Group, Inc......................................     175,000       2,413,250
Citizens Communications Company...............................................     200,000       2,758,000
Consolidated Communications Holdings, Inc.....................................      40,000         686,000
Fairpoint Communications, Inc.................................................     100,000       1,635,000
Windstream Corporation........................................................     250,000       3,300,000
                                                                                              ------------
                                                                                                10,792,250
                                                                                              ------------
TRANSPORTATION--2.4%
Aries Maritime Transport Limited..............................................      50,000         548,000
Arlington Tankers Limited.....................................................      42,100         972,089
K-Sea Transportation Partners LP(c)...........................................      10,000         330,000
Seaspan Corporation...........................................................      33,400         759,850
Teekay LNG Partners LP(c).....................................................      35,000       1,060,500
                                                                                              ------------
                                                                                                 3,670,439
                                                                                              ------------
UTILITIES--3.8%
AmeriGas Partners LP(c).......................................................      15,200         462,688
Kinder Morgan Energy Partners LP(c)...........................................      45,000       2,014,650
Oneok Partners LP(c)..........................................................      26,600       1,479,492
TEPPCO Partners LP(c).........................................................      34,800       1,302,564
Transmontaigne Partners LP(c).................................................      15,000         464,700
                                                                                              ------------
                                                                                                 5,724,094
                                                                                              ------------
TOTAL COMMON STOCK (COST $103,312,261) .......................................                 113,660,858
                                                                                              ------------

CORPORATE NOTES/BONDS--42.6%
BASIC INDUSTRY--5.9%
Buhrmann US, Inc.
  8.250%, 07/01/14............................................................  $  620,000         623,100
Commercial Vehicle Group
  8.000%, 07/01/13............................................................     855,000         818,663
Goodman Global Holdings
  7.875%, 12/15/12............................................................   1,130,000       1,065,025
K. Hovnanian Enterprises
  8.875%, 04/01/12............................................................   1,000,000         970,000
Koppers Industries
  9.875%, 10/15/13............................................................   1,063,000       1,156,012
Ply Gem Industries, Inc.
  9.000%, 02/15/12............................................................   1,120,000         912,800
Quebecor Media
  7.750%, 03/15/16............................................................   1,060,000       1,054,700
TRW Automotive, Inc.
  9.375%, 02/15/13............................................................   1,185,000       1,270,912



                                                     2
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                                                 CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           AUGUST 31, 2006
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SCHEDULE OF INVESTMENTS (Unaudited)


                                                                                PRINCIPAL         MARKET
                                                                                  AMOUNT          VALUE
                                                                               -----------    ------------

CORPORATE NOTES/BONDS (CONTINUED)
Williams Scotsman, Inc.
  8.500%, 10/01/15............................................................  $1,070,000    $  1,091,400
                                                                                              ------------
                                                                                                 8,962,612
                                                                                              ------------
CAPITAL GOODS--2.8%
Clarke American Corporation
  11.750%, 12/15/13...........................................................     450,000         472,500
Levi Strauss & Company
  9.750%, 01/15/15............................................................   1,230,000       1,279,200
Norcross Safety Products LLC, Series B
  9.875%, 08/15/11............................................................     850,000         896,750
PH Glatfelter+
  7.125%, 05/01/16............................................................     680,000         673,736
Verso Paper Holdings LLC+
  11.375%, 08/01/16...........................................................   1,000,000         995,000
                                                                                              ------------
                                                                                                 4,317,186
                                                                                              ------------
CONSUMER CYCLICAL--3.0%
Allied Security Escrow
  11.375%, 07/15/11...........................................................     515,000         511,137
H&E Equipment Services+
  8.375%, 07/15/16............................................................     875,000         892,500
Rent-A-Center, Inc.
  7.500%, 05/01/10............................................................   1,220,000       1,204,750
Sonic Automotive, Inc., Series B
  8.625%, 08/15/13............................................................     990,000         987,525
TDS Investor Corporation+
  9.875%, 09/01/14............................................................   1,000,000         982,500
                                                                                              ------------
                                                                                                 4,578,412
                                                                                              ------------
CONSUMER STAPLES--5.2%
AMC Entertainment, Inc.
  9.875%, 02/01/12............................................................   1,000,000       1,027,500
Brown Shoe Company, Inc.
  8.750%, 05/01/12............................................................     800,000         828,000
Chiquita Brands International, Inc.
  7.500%, 11/01/14............................................................     950,000         840,750
Crown Americas LLC+
  7.750%, 11/15/15............................................................   1,020,000       1,030,200
MGM Mirage, Inc.
  8.500%, 09/15/10............................................................   1,125,000       1,189,687
MTR Gaming Group, Inc.+
  9.000%, 06/01/12............................................................     700,000         708,750
MTR Gaming Group, Inc., Series B
  9.750%, 04/01/10............................................................     520,000         549,250
Stater Brothers Holdings
  8.125%, 06/15/12............................................................     895,000         897,238
Steinway Musical Instruments+
  7.000%, 03/01/14............................................................     830,000         805,100
                                                                                              ------------
                                                                                                 7,876,475
                                                                                              ------------
ENERGY--2.7%
Bluewater Finance Limited
  10.250%, 02/15/12...........................................................   1,000,000       1,008,750
Copano Energy LLC
  8.125%, 03/01/16............................................................     935,000         951,362
Encore Acquisition Company
  7.250%, 12/01/17............................................................     825,000         810,563
Hanover Compress Company
  8.625%, 12/15/10............................................................   1,260,000       1,316,700
                                                                                              ------------
                                                                                                 4,087,375
                                                                                              ------------



                                                     3
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                                                 CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           AUGUST 31, 2006
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SCHEDULE OF INVESTMENTS (Unaudited)


                                                                                PRINCIPAL        MARKET
                                                                                  AMOUNT         VALUE
                                                                               -----------    ------------

CORPORATE NOTES/BONDS (CONTINUED)
FINANCIALS--4.4%
E*Trade Financial Corporation
  8.000%, 06/15/11............................................................  $  870,000    $    906,975
Ford Motor Credit Company
  7.000%, 10/01/13............................................................   1,950,000       1,822,398
General Motors Acceptance Corporation
  8.000%, 11/01/31............................................................   1,590,000       1,611,360
Labranche & Company, Inc.
  11.000%, 05/15/12...........................................................   1,260,000       1,357,650
Nielsen Finance, LLC+
  10.000%, 08/01/14...........................................................   1,000,000       1,028,750
                                                                                              ------------
                                                                                                 6,727,133
                                                                                              ------------
HEALTHCARE--3.3%
Bio-Rad Laboratories, Inc.
  7.500%, 08/15/13............................................................     500,000         510,000
Hanger Orthopedic Group
  10.250%, 06/01/14...........................................................   1,000,000       1,007,500
HCA, Inc.
  7.875%, 02/01/11............................................................     910,000         871,325
Iasis Healthcare Corporation
  8.750%, 06/15/14............................................................   1,000,000         957,500
Town Sports International
  9.625%, 04/15/11............................................................     654,000         691,605
Universal Hospital Services
  10.125%, 11/01/11...........................................................     995,000       1,034,800
                                                                                              ------------
                                                                                                 5,072,730
                                                                                              ------------
INDUSTRIALS--7.2%
Allied Waste North America
  7.250%, 03/15/15............................................................   1,165,000       1,150,437
Douglas Dynamics, LLC+
  7.750%, 01/15/12............................................................     535,000         508,250
Freeport-McMoRan Copper & Gold, Inc.
  10.125%, 02/01/10...........................................................   1,010,000       1,079,185
General Cable Corporation
  9.500%, 11/15/10............................................................     680,000         731,000
Gibraltar Industries, Inc.+
  8.000%, 12/01/15............................................................   1,340,000       1,333,300
Ineos Group Holdings+
  8.500%, 02/15/16............................................................   1,080,000       1,031,400
INVISTA+
  9.250%, 05/01/12............................................................   1,315,000       1,387,325
Nalco Company
  7.750%, 11/15/11............................................................   1,050,000       1,073,625
Quebecor World Cap Corporation+
  8.750%, 03/15/16............................................................     975,000         921,375
Superior Essex Communications, LLC
  9.000%, 04/15/12............................................................     900,000         918,000
Tronox Worldwide Finance Corporation
  9.500%, 12/01/12............................................................     835,000         862,138
                                                                                              ------------
                                                                                                10,996,035
                                                                                              ------------
REAL ESTATE--1.5%
Boyd Gaming Corporation
  7.750%, 12/15/12............................................................   1,090,000       1,098,175
Geo Group, Inc.
  8.250%, 07/15/13............................................................   1,120,000       1,120,000
                                                                                              ------------
                                                                                                 2,218,175
                                                                                              ------------



                                                     4
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                                                 CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           AUGUST 31, 2006
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SCHEDULE OF INVESTMENTS (Unaudited)


                                                                                NUMBER OF
                                                                                 SHARES/
                                                                                PRINCIPAL        MARKET
                                                                                  AMOUNT         VALUE
                                                                               -----------    ------------

CORPORATE NOTES/BONDS (CONTINUED)
TELECOMMUNICATIONS--5.6%
Albritton Communications Company
  7.750%, 12/15/12............................................................  $  990,000    $    983,812
Charter Communications Operating, LLC+
  8.000%, 04/30/12............................................................     900,000         906,750
Cincinnati Bell, Inc.
  8.375%, 01/15/14............................................................   1,390,000       1,402,162
CSC Holdings, Inc.
  7.875%, 02/15/18............................................................     785,000         806,588
Hughes Network Systems, LLC+
  9.500%, 04/15/14............................................................   1,080,000       1,101,600
Intelsat Holdings Company
  8.625%, 01/15/15............................................................     855,000         867,825
Qwest Corporation
  8.875%, 03/15/12............................................................   1,390,000       1,511,625
WII Compents, Inc.
  10.000%, 02/15/12...........................................................   1,000,000         995,000
                                                                                              ------------
                                                                                                 8,575,362
                                                                                              ------------
TRANSPORTATION--0.6%
Ship Finance International Limited
  8.500%, 12/15/13............................................................   1,000,000         962,500
                                                                                              ------------
UTILITIES--0.4%
NRG Energy, Inc.
  7.375%, 02/01/16............................................................     625,000         617,188
                                                                                              ------------
TOTAL CORPORATE NOTES/BONDS (COST $65,508,734) ...............................                  64,991,183
                                                                                              ------------

CONVERTIBLE PREFERRED STOCK--2.0%
FINANCIAL--2.0%
ACE Limited,7.800%............................................................      26,025         673,527
Merrill Lynch & Company, RIG CAP APP Notes Transocean, 11.000%, 10/31/06(a) ..      16,653       1,034,484
Metlife, Inc., 6.375%.........................................................      25,000         723,500
XL Capital Limited, 6.500%....................................................      10,000         218,300
XL Capital Limited, 7.000%....................................................      13,859         343,426
                                                                                              ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $2,259,784) .........................                   2,993,237
                                                                                              ------------

PREFERRED STOCK--1.6%
FINANCIAL--1.6%
Felcor Lodging Trust, Inc.....................................................      40,000         990,000
Public Storage................................................................      40,000       1,035,600
TransCanada Corporation.......................................................      14,905         386,934
                                                                                              ------------
TOTAL PREFERRED STOCK (COST $3,006,501) ......................................                   2,412,534
                                                                                              ------------

PREFERRED TERM SECURITIES(a)--11.5%
Alesco Preferred Funding IX+..................................................       1,000         970,000
Alesco Preferred Funding X+...................................................       1,000       1,000,000
Alesco Preferred Funding XI+..................................................        5000         500,000
Alesco Trust Funding+.........................................................      15,000       1,500,000
I-Preferred Term Securities IV................................................     100,000         870,000
Preferred Term Securities IV..................................................     200,000         912,500
Preferred Term Securities XIII................................................    1000,000         890,000
Preferred Term Securities XIV.................................................    2000,000       1,741,200
Preferred Term Securities XV..................................................     200,000       1,824,000
Preferred Term Securities XVI.................................................     100,000       1,004,300



                                                     5
                                                   -----
                                                 CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           AUGUST 31, 2006
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SCHEDULE OF INVESTMENTS (Unaudited)


                                                                                NUMBER OF
                                                                                 SHARES/
                                                                                 WRITTEN         MARKET
                                                                                CONTRACTS        VALUE
                                                                               -----------    ------------

PREFERRED TERM SECURITIES (CONTINUED)
Preferred Term Securities XVII................................................      60,000    $    507,000
Preferred Term Securities XVIII...............................................     100,000         845,300
Preferred Term Services XIX+..................................................     100,000         912,000
Preferred Term Securities XX..................................................     100,000         941,500
Preferred Term Securities XXI.................................................     100,000         988,900
Preferred Term Services XXII+.................................................       1,000         980,000
Taberna Preferred Funding I+..................................................         250         242,500
Taberna Preferred Funding II+.................................................         500         495,000
Taberna Preferred Funding Limited+............................................      50,000         500,000
                                                                                              ------------
TOTAL PREFERRED TERM SECURITIES (COST $17,372,978) ...........................                  17,624,200
                                                                                              ------------

CASH EQUIVALENT(b)--2.5%
SEI Daily Income Trust, Prime Obligations Fund, Class A Shares, 5.310%........     877,645         877,645
SEI Daily Income Trust, Treasury Fund, Class A Shares, 5.220%.................   2,931,650       2,931,650
                                                                                              ------------
TOTAL CASH EQUIVALENT (COST $3,809,295) ......................................                   3,809,295
                                                                                              ------------

TOTAL INVESTMENTS--135.0%
  (COST $195,269,553)* .......................................................                 205,491,307
                                                                                              ------------

COVERED CALL OPTIONS WRITTEN--(0.2)%
Alcoa, Inc. Oct. 30...........................................................        (250)        (18,750)
Bank Of America Corporation Oct. 52.50........................................        (200)        (17,000)
Bristol-Myers Squibb Company Sept. 22.50......................................        (250)        (10,000)
Chevron Corporation Sept. 65..................................................        (300)        (25,500)
Chubb Corporation Sept. 50....................................................         (70)         (5,250)
Goldman Sachs Group, Inc. Sept. 155...........................................        (200)        (18,000)
Halliburton Company Oct. 37.50................................................        (200)         (5,000)
Hartford Financial Services Group, Inc. Sept. 85..............................        (392)        (68,600)
Marathon Oil Corporation Sept. 90.............................................        (200)         (7,000)
National City Corporation Oct. 37.5...........................................      (1,000)        (12,500)
New Century Financial Corporation Sept. 40....................................        (350)        (28,000)
Washington Mutual, Inc. Sept. 45..............................................        (500)         (2,500)
Weyerhaeuser Company Sept. 60.................................................        (200)        (53,000)
                                                                                              ------------
TOTAL COVERED CALL OPTIONS WRITTEN (PREMIUMS RECEIVED $308,278) ..............                    (271,100)
                                                                                              ------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (34.8)% .......................                 (53,013,564)++
                                                                                              ------------
NET ASSETS -- 100.0% .........................................................                $152,206,643
                                                                                              ============

                     *   At August 31, 2006, the tax basis cost of the Fund's investments was $195,269,553, and the unrealized appreciation and depreciation were $14,386,500 and
                         $(4,164,746), respectively.

                     +   Security exempt from registration under Rule 144A of the Securities Act of 1933.
                         These securities may be resold in transactions exempt from registration normally to qualified institutions. At August 31, 2006, these securities amounted to
                         $21,508,036 or 14.1% of net assets.

                    ++   As of August 31, 2006, $55,000,000 of commercial paper was outstanding with an amortized cost of $54,629,901. The average discount rate of commercial paper outstanding at August 31, 2006, was 5.47%. The average daily balance of commercial paper outstanding for the quarter ended August 31, 2006, was $54,640,121 at a weighted average discount rate of 5.47%. The maximum face amount of commercial paper outstanding at any time during the quarter ended August 31, 2006, was
                         $55,000,000. In conjunction with the issuance of the commercial paper, the Fund has entered into a line of credit arrangement with a bank for $30,000,000.
                         Interest on borrowing is based on market rates in effect at the time of borrowing.
                         The commitment fee is computed at the rate of 0.30% per annum on the unused balance. There were no borrowings under this arrangement during the quarter ended
                         August 31, 2006.

                   (a)   Securities considered illiquid. The total value of such securities as of August
                         31, 2006 was $18,658,684 and 12.3% of net assets.

                   (b)   Rate shown is the 7-day effective yield as of August 31, 2006

                   (c)   Securities are considered Master Limited Partnerships. At August 31, 2006, these securities amounted to $15,909,294 or 10.5% of net assets.


                                                     6
                                                   -----
                                                 CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           AUGUST 31, 2006
----------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


                   IDS   Income Deposit Security

                   LLC   Limited Liability Company

                    LP   Limited Partnership

                         For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.








                                                     7
                                                   -----
                                                 CHARTWELL

ITEM 2.   CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as EX-99Cert.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        -----------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)


Date October 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        -----------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)


Date October 25, 2006

By (Signature and Title)*               /s/ G. Gregory Hagar
                                        ----------------------------------------
                                        G. Gregory Hagar, Vice President and CFO
                                        (Principal Financial Officer)



Date October 25, 2006

* Print the name and title of each signing officer under his or her signature.